UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/12

Date of reporting period: 12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

BRAZIL - 12.4%
Anhanguera Educacional Participacoes S.A.(1)	438,900	$7,498
Banco do Brasil S.A.(1)(2)(3)	107,980	1,377
Banco do Brasil S.A.(1)	541,000	6,902
BM&F Bovespa S.A.(1)	1,130,876	7,894
BR Properties S.A. (1)	422,420	5,260
Hypermarcas S.A.(1)(4)	1,775,038	14,704
Magazine Luiza S.A.(1)	734,100	4,423
Magnesita Refratarios S.A.(1)	934,200	3,786
PDG Realty S.A. Empreendimentos e Participacoes(1)	2,481,951	4,103
Petroleo Brasileiro S.A.(1)	2,253,589	22,064
Vale S.A.(1)	938,313	19,741

		97,752

CHILE - 1.7%
ENTEL Chile S.A.(1)	218,779	4,522
SACI Falabella(1)	497,445	5,134
Sonda S.A.(1)	1,171,055	3,756

		13,412

CHINA - 13.3%
Ajisen China Holdings Ltd.(1)	7,560,913	7,325
Chaoda Modern Agriculture Holdings Ltd.(1)(3)(4)	12,474,536	48
China High Precision Automation Group Ltd.(1)(3)	9,066,000	145
China Life Insurance Co., Ltd., Class H(1)	2,956,800	9,771
China Shenhua Energy Co., Ltd., Class H(1)	1,229,000	5,491
China Unicom Hong Kong Ltd.(1)	5,079,500	8,223
CNOOC Ltd.(1)	6,816,000	14,966
Digital China Holdings Ltd.(1)	4,527,460	7,765
GOME Electrical Appliances Holding Ltd.(1)(4)	42,661,881	5,167
Huabao International Holdings Ltd.(1)	13,406,322	6,613
Huaneng Power International, Inc., Class H(1)	9,005,523	8,322
Mindray Medical International Ltd. (DR)	174,695	5,713
Noah Holdings Ltd. (DR)	431,030	2,513
Sinopharm Group Co., Ltd., Class H(1)	2,937,300	9,330
Springland International Holdings Ltd.(1)	6,136,590	3,289
Zhuzhou CSR Times Electric Co., Ltd., Class H(1)	2,669,515	10,080

		104,761

COLOMBIA - 1.0%
Grupo de Inversiones Suramericana S.A.(1)	346,609	7,469

EGYPT - 0.4%
Egyptian Financial Group-Hermes Holding(4)	1,789,364	3,100

HONG KONG - 1.1%
AIA Group Ltd.(1)	2,071,865	8,257

INDIA - 6.2%
Hindalco Industries Ltd.(1)	2,726,574	6,558
ICICI Bank Ltd.(1)	274,192	5,774
India Cements Ltd.(1)	2,258,630	3,772

Mahindra & Mahindra Ltd.(1)	356,666	$6,123
Petronet LNG Ltd.(1)	1,572,475	4,519
Power Finance Corp. Ltd.(1)	1,609,053	6,024
Reliance Infrastructure Ltd.(1)	601,354	5,792
Shriram Transport Finance Co., Ltd.(1)	22,616	309
Tech Mahindra Ltd.(1)	412,610	7,023
Welspun Corp. Ltd.(1)	1,622,270	3,155

		49,049

INDONESIA - 4.4%
Astra International Tbk PT(1)	18,379,370	14,542
Bank Negara Indonesia Persero Tbk PT(1)	23,792,018	9,169
Gudang Garam Tbk PT(1)	744,473	4,362
Indofood CBP Sukses Makmur Tbk PT(1)	8,333,500	6,763

		34,836

ITALY - 0.9%
Tenaris S.A. (DR)	161,322	6,763

KAZAKHSTAN - 0.7%
KazMunaiGas Exploration Production JSC (DR)(1)	308,071	5,573

KOREA - 13.5%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(4)	315,284	8,089
E-Mart Co., Ltd.(1)(4)	28,096	6,251
KB Financial Group, Inc.(1)(4)	296,692	10,586
Kia Motors Corp.(1)(4)	236,487	12,584
Lock & Lock Co., Ltd.(1)(4)	150,414	3,272
Samsung Electronics Co., Ltd.(1)	37,535	53,721
Shinhan Financial Group Co., Ltd.(1)(4)	325,750	11,849

		106,352

MEXICO - 5.2%
America Movil S.A.B. de C.V., Series L	13,334,403	15,360
Credito Real S.A.B. de C.V.(4)(5)	2,623,740	4,445
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B (DR)(4)	354,743	5,740
Grupo Televisa S.A.B., Series CPO	1,531,675	8,091
OHL Mexico S.A.B. de C.V.(4)	3,244,632	7,121

		40,757

PANAMA - 0.8%
Copa Holdings S.A., Class A(5)	62,074	6,173

PERU - 0.6%
Cementos Pacasmayo SAA (DR)	355,992	4,756

PHILIPPINES - 0.8%
Philippine Long Distance Telephone Co.(1)	97,315	6,008

POLAND - 0.5%
Alior Bank S.A.(4)	200,571	4,060

RUSSIA - 7.4%
Globaltrans Investment plc (DR)(1)	408,240	6,823
LSR Group (DR)(1)	1,492,875	6,240

Lukoil OAO (DR)(1)	267,077	$17,856
Mobile Telesystems OJSC (DR)	224,588	4,189
Mobile Telesystems OJSC(1)	423,525	3,424
Polymetal International plc(1)	400,566	7,847
Sberbank of Russia(1)	3,689,613	11,399

		57,778

SOUTH AFRICA - 5.1%
African Bank Investments Ltd.(1)	1,777,226	6,834
FirstRand Ltd.(1)	1,878,868	6,947
Harmony Gold Mining Co., Ltd.(1)	838,445	7,426
Impala Platinum Holdings Ltd.(1)	457,365	9,235
Naspers Ltd., Class N(1)	156,115	10,031

		40,473

SWEDEN - 0.5%
Alliance Oil Co., Ltd. (DR)(1)(4)	487,832	4,004

TAIWAN - 10.8%
Chinatrust Financial Holding Co., Ltd.(1)	12,778,879	7,576
E Ink Holdings, Inc.(1)	5,856,000	4,501
Far Eastern New Century Corp.(1)	5,719,339	6,570
Hon Hai Precision Industry Co., Ltd.(1)	5,910,213	18,219
HTC Corp.(1)	619,251	6,427
MediaTek, Inc.(1)	885,794	9,909
Taiwan Fertilizer Co., Ltd.(1)	2,627,000	6,982
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	7,333,647	24,545

		84,729

THAILAND - 2.6%
Advanced Info Service PCL (DR)(1)	787,900	5,420
Bangkok Bank PCL (DR)(1)	1,561,900	10,026
PTT Exploration & Production PCL(1)	122,100	656
PTT Exploration & Production PCL (DR)(1)	742,816	4,003

		20,105

TURKEY - 4.8%
Arcelik AS(1)	753,522	4,960
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	4,842,218	8,492
Tekfen Holding AS(1)	1,726,013	7,033
Turk Hava Yollari(1)(4)	1,524,999	5,366
Turkiye Halk Bankasi AS(1)	704,294	6,933
Turkiye Sinai Kalkinma Bankasi AS(1)	3,540,386	4,555

		37,339

UNITED ARAB EMIRATES - 0.6%
Air Arabia PJSC(1)	22,020,590	5,011

UNITED KINGDOM - 0.8%
Antofagasta plc(1)	292,360	6,497

Total common stocks (Cost $737,106)		755,014

PREFERRED STOCKS - 2.1%

BRAZIL - 1.9%
Cia Energetica de Minas Gerais(1)(5)	626,938	$6,809
Randon Participacoes S.A.(1)(5)	1,301,724	8,109

		14,918

COLOMBIA - 0.2%
Grupo de Inversiones Suramericana S.A.(1)(5)	85,960	1,901

Total preferred stocks (Cost $16,990)		16,819

	Par Amount
CONVERTIBLE DEBENTURES - 0.0%(8)

BRAZIL - 0.0%(8)
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(3)(4)	$3,720	$91

Total convertible debentures (Cost $127)		91

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.6%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $12,752 (Cost $12,752)(6)	12,752	12,752

Total investments - 99.8% (Cost $766,975)		784,676

Other assets less liabilities - 0.2%		1,262

Total net assets - 100.0%(7)		$785,938

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, securities valued at a fair value were $693,900 or 88.3% of total net assets.

(2)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,377	0.2%

(3)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid was $1,661 or 0.2% of total net assets.

(4)	Non-income producing security.
(5)	Non-voting shares.

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$13,007

(7)	Percentages for the various classifications relate to total net assets.
(8)	Amount rounds to less than 0.1%.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$93,361	11.9%
Consumer Staples	32,128	4.1
Energy	85,895	11.0
Financials	181,402	23.1
Healthcare	15,043	1.9
Industrials	70,375	8.9
Information Technology	136,011	17.3
Materials	89,640	11.3
Telecommunication Services	47,146	6.0
Utilities	20,923	2.7

	771,924	98.2
Short-term investments	12,752	1.6

Total investments	$784,676	99.8%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$112,761	14.4%
British pound	14,344	1.8
Chilean peso	13,412	1.7
Colombian peso	9,370	1.2
Egyptian pound	3,100	0.4
Hong Kong dollar	104,792	13.4
Indian rupee	49,049	6.2
Indonesian rupiah	34,836	4.4
Korean won	106,352	13.5
Mexican peso	35,017	4.5
Philippine peso	6,008	0.8

Polish zloty	$4,060	0.5%
South African rand	40,473	5.2
Swedish krona	4,004	0.5
Taiwan dollar	84,729	10.8
Thai baht	20,105	2.6
Turkish lira	37,339	4.8
U.S. dollar	99,914	12.7
UAE dirham	5,011	0.6

Total investments	$784,676	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.0%

BELGIUM - 1.6%
Anheuser-Busch InBev N.V.(1)	4,467	$390

CANADA - 1.5%
Canadian Pacific Railway Ltd.	3,569	363

FRANCE - 4.7%
Christian Dior S.A.(1)	1,788	309
Eurofins Scientific(1)	2,453	397
Pernod-Ricard S.A.(1)	3,795	446

		1,152

GERMANY - 6.5%
Brenntag AG(1)	1,800	237
Linde AG(1)	5,666	988
Wirecard AG(1)	15,251	374

		1,599

HONG KONG - 3.5%
AIA Group Ltd.(1)	156,995	626
Samsonite International S.A.(1)	112,766	236

		862

INDIA - 1.7%
Housing Development Finance Corp.(1)	27,488	419

INDONESIA - 2.0%
Bank Rakyat Indonesia Persero Tbk PT(1)	358,000	260
Mayora Indah Tbk PT(1)	111,500	232

		492

IRELAND - 2.4%
Glanbia plc(1)	53,364	597

JAPAN - 6.3%
Calbee, Inc.(1)	3,300	232
Japan Tobacco, Inc.(1)	21,400	603
Lawson, Inc.(1)	4,500	306
Toyota Industries Corp.(1)	13,300	425

		1,566

NETHERLANDS - 3.0%
Akzo Nobel N.V.(1)	5,690	375
Unilever N.V. (DR)(1)	9,873	373

		748

PHILIPPINES - 1.4%
Alliance Global Group, Inc.(1)	833,330	341

SWITZERLAND - 8.5%
Nestle S.A.(1)	12,200	795
Sonova Holding AG(1)	3,037	337
Swatch Group AG(1)	597	307

UBS AG(1)	42,926	$675

		2,114

UNITED KINGDOM - 9.6%
Experian plc(1)	12,753	206
HSBC Holdings plc(1)	45,890	485
Prudential plc(1)	20,546	287
SABMiller plc(1)	10,985	517
Spirax-Sarco Engineering plc(1)	7,156	269
Standard Chartered plc(1)	10,332	262
WPP plc(1)	24,245	352

		2,378

UNITED STATES - 39.3%
3M Co.	2,514	233
Accenture plc, Class A	3,564	237
Allergan, Inc.	2,789	256
American Express Co.	6,092	350
Anadarko Petroleum Corp.	4,635	344
ANSYS, Inc.(3)	3,720	251
Apple, Inc.	736	392
B/E Aerospace, Inc.(3)	9,512	470
Chipotle Mexican Grill, Inc.(3)	1,139	339
Coach, Inc.	5,820	323
Coca-Cola Co.	6,737	244
Colgate-Palmolive Co.	2,860	299
Comcast Corp., Class A	12,544	469
Dollar Tree, Inc.(3)	7,606	309
Dresser-Rand Group, Inc.(3)	5,905	332
eBay, Inc.(3)	4,906	250
EMC Corp.(3)	12,463	315
GNC Holdings, Inc., Class A	9,527	317
Google, Inc., Class A(3)	888	630
IntercontinentalExchange, Inc.(3)	1,839	228
Liberty Global, Inc., Class A(3)	4,823	304
Mastercard, Inc., Class A	1,121	551
Mead Johnson Nutrition Co.	3,889	256
Monsanto Co.	3,026	286
Precision Castparts Corp.	2,259	428
Schlumberger Ltd.	5,454	378
Thermo Fisher Scientific, Inc.	4,354	278
Walt Disney Co.	5,387	268
Yum! Brands, Inc.	5,967	396

		9,733

Total common stocks (Cost $19,885)		22,754
PREFERRED STOCKS - 2.9%

GERMANY - 1.4%
Henkel AG & Co. KGaA(1)(2)	4,298	353

KOREA - 1.5%
Samsung Electronics Co., Ltd. (1)(2)	465	$372

Total preferred stocks (Cost $655)		725

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $1,121 (Cost $1,121)(4)	$1,121	$1,121

Total investments - 99.4% (Cost $21,661)		24,600

Other assets less liabilities - 0.6%		151

Total net assets - 100.0%(5)		$24,751

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $13,383 or 54.1% of total net assets.
(2)	Non-voting shares.
(3)	Non-income producing security.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.750%	12/31/2017	$1,126

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$4,354	17.7%
Consumer Staples	5,643	22.7
Energy	1,054	4.2
Financials	3,592	14.5
Healthcare	1,268	5.1
Industrials	2,547	10.3

Information Technology	$3,372	13.7%
Materials	1,649	6.7

	23,479	94.9
Short-term investments	1,121	4.5

Total investments	$24,600	99.4%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,378	9.7%
Euro	4,839	19.7
Hong Kong dollar	862	3.5
Indian rupee	419	1.7
Indonesian rupiah	492	2.0
Japanese yen	1,566	6.3
Korean won	372	1.5
Philippine peso	341	1.4
Swiss franc	2,114	8.6
U.S. dollar	11,217	45.6

Total investments	$24,600	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.2%

AUSTRALIA - 1.2%
James Hardie Industries SE (DR)(1)	426,976	$4,131

BRAZIL - 7.7%
Anhanguera Educacional Participacoes S.A.(1)	422,896	7,225
BR Malls Participacoes S.A.(1)	258,800	3,429
Odontoprev S.A.(1)	953,850	5,039
Qualicorp S.A.(1)(2)	680,331	7,081
Raia Drogasil S.A.(1)	442,000	4,996

		27,770

CANADA - 1.7%
Tourmaline Oil Corp.(2)	196,328	6,164

CHINA - 0.8%
Tsingtao Brewery Co., Ltd., Class H(1)	492,414	2,933

FRANCE - 4.6%
Ingenico(1)	82,234	4,690
Sanofi(1)	124,480	11,805

		16,495

GERMANY - 2.6%
Linde AG(1)	15,200	2,651
SAP AG (DR)	81,366	6,540

		9,191

HONG KONG - 1.5%
Hong Kong Exchanges and Clearing Ltd.(1)	314,582	5,419

INDIA - 2.1%
HDFC Bank Ltd. (DR)	140,561	5,724
Jubilant Foodworks Ltd.(1)(2)	74,261	1,752

		7,476

INDONESIA - 1.2%
Bank Central Asia Tbk PT(1)	4,551,442	4,312

JAPAN - 2.5%
FANUC Corp.(1)	37,979	7,063
Rakuten, Inc.(1)	266,100	2,075

		9,138

SWEDEN - 4.5%
Hexagon AB, Class B(1)	639,982	16,087

SWITZERLAND - 1.4%
Cie Financiere Richemont S.A., Class A(1)	60,928	4,872

UNITED KINGDOM - 8.1%
ARM Holdings plc(1)	855,536	10,940
Intertek Group plc(1)	72,378	3,653
Rotork plc(1)	218,923	9,079

Standard Chartered plc(1)	218,931	$5,549

		29,221

UNITED STATES - 54.3%
Agilent Technologies, Inc.	120,839	4,947
Amazon.com, Inc.(2)	29,000	7,283
Anadarko Petroleum Corp.	23,700	1,761
Apple, Inc.	22,378	11,928
Biogen Idec, Inc.(2)	76,592	11,234
Cerner Corp.(2)	79,577	6,178
Citigroup, Inc.	69,800	2,761
Discover Financial Services	337,785	13,022
eBay, Inc.(2)	350,393	17,877
EMC Corp.(2)	473,688	11,984
Facebook, Inc., Class A(2)	193,413	5,151
Gilead Sciences, Inc.(2)	56,400	4,143
Google, Inc., Class A(2)	28,212	20,013
IHS, Inc., Class A(2)	139,157	13,359
Monsanto Co.	196,466	18,596
National Oilwell Varco, Inc.	96,086	6,567
Precision Castparts Corp.	25,237	4,780
Ralph Lauren Corp.	43,034	6,452
Regeneron Pharmaceuticals, Inc.(2)	88,361	15,116
Salesforce.com, Inc.(2)	39,857	6,700
Starbucks Corp.	103,190	5,533

		195,385

Total common stocks (Cost $285,757)		338,594

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.9%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $21,214 (Cost $21,214)(3)	$21,214	$21,214

Total investments - 100.1% (Cost $306,971)		359,808

Other assets less liabilities - (0.1)%		(218)

Total net assets - 100.0%(4)		$359,590

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $124,781 or 34.7% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$21,645

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$35,192	9.8%
Consumer Staples	7,929	2.2
Energy	14,492	4.0
Financials	40,216	11.2
Healthcare	65,543	18.3
Industrials	37,934	10.4
Information Technology	111,910	31.1
Materials	25,378	7.2

	338,594	94.2
Short-term investments	21,214	5.9

Total investments	$359,808	100.1%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
Australian dollar	$4,131		1.1%
Brazilian real	27,770		7.7
British pound	29,221		8.1
Canadian dollar	6,164		1.7
Euro	19,146		5.3
Hong Kong dollar	8,352		2.3
Indian rupee	1,752		0.5
Indonesian rupiah	4,312		1.2
Japanese yen	9,138	*	2.6
Swedish krona	16,087		4.5
Swiss franc	4,872		1.4
U.S. dollar	228,863		63.6

Total investments	$359,808		100.0%

*	Currency exposure is reduced by Foreign Currency Forward Contracts noted in the table below:

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	$2,373	$2,154	$219
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	443	427	16
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	258	234	24
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	217	199	18
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	3	3	—	(1)

				$3,294	$3,017	$277

(1)	Amount rounds to less than $1.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2012

(Unaudited )

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.6%

BELGIUM - 2.0%
Groupe Bruxelles Lambert S.A.(1)	75,478	$5,950

FRANCE - 4.0%
Publicis Groupe S.A.(1)	82,385	4,936
Total S.A.(1)	137,815	7,133

		12,069

GERMANY - 1.5%
HeidelbergCement AG(1)	76,321	4,624

JAPAN - 3.2%
Credit Saison Co., Ltd.(1)	111,100	2,778
Kao Corp.(1)	203,400	5,300
Sankyo Co., Ltd.(1)	37,857	1,498

		9,576

NETHERLANDS - 2.0%
DE Master Blenders 1753 N.V.(1)(2)	159,592	1,857
ING Groep N.V. (DR)(1)(2)	433,700	4,147

		6,004

NORWAY - 1.4%
Orkla ASA(1)	498,405	4,363

SWITZERLAND - 4.9%
Adecco S.A.(1)	110,386	5,851
Novartis AG(1)	132,959	8,418
Pargesa Holding S.A.(1)	7,583	525

		14,794

UNITED KINGDOM - 14.6%
Compass Group plc(1)	1,038,722	12,285
Diageo plc(1)	300,065	8,736
Direct Line Insurance Group plc(1)(2)	476,866	1,667
Lloyds Banking Group plc(1)(2)	6,942,418	5,563
TESCO plc(1)	1,354,402	7,440
Unilever plc (DR)	217,957	8,439

		44,130

UNITED STATES - 55.0%
3M Co.	96,653	8,974
Accenture plc, Class A	45,029	2,994
American Express Co.	117,973	6,781
Aon plc	191,485	10,647
Arch Capital Group Ltd.(2)(3)	233,581	10,282
Bank of New York Mellon Corp.	413,670	10,631
Becton Dickinson and Co.	40,728	3,185
Chubb Corp.	77,445	5,833
Cisco Systems, Inc.	253,095	4,973
Fidelity National Financial, Inc., Class A	127,547	3,004
Google, Inc., Class A(2)	15,037	10,667
Hasbro, Inc.	135,763	4,874

Johnson & Johnson	126,902	$8,896
Marsh & McLennan Cos., Inc.	249,276	8,593
Mastercard, Inc., Class A	18,776	9,224
Microsoft Corp.	287,635	7,689
Oracle Corp.	326,591	10,882
Parker Hannifin Corp.	46,420	3,949
Progressive Corp.	241,794	5,102
Signet Jewelers Ltd.	127,959	6,833
Target Corp.	106,443	6,298
TE Connectivity Ltd.	312,752	11,609
Wal-Mart Stores, Inc.	58,953	4,022

		165,942

Total common stocks (Cost $231,034)		267,452

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.7%

Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $32,270 (Cost $32,270)(4)	$32,270	$32,270

Total investments - 99.3% (Cost $263,304)		299,722

Other assets less liabilities - 0.7%		2,098

Total net assets - 100.0%(5)		$301,820

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $93,071 or 30.8% of total net assets.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$32,919

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$36,724	12.2%
Consumer Staples	35,794	11.9
Energy	7,133	2.4
Financials	81,503	26.8
Healthcare	20,499	6.9
Industrials	23,137	7.6
Information Technology	58,038	19.3
Materials	4,624	1.5

	267,452	88.6
Short-term investments	32,270	10.7

Total investments	$299,722	99.3%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$35,691		11.9%
Euro	28,647		9.6
Japanese yen	9,576	*	3.2
Norwegian krone	4,363		1.5
Swiss franc	14,794		4.9
U.S. dollar	206,651		68.9

Total investments	$299,722		100.0%

*	Currency exposure is reduced by Foreign Currency Forward Contracts noted in the table below:

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	$6,609	$6,000	$609
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	805	727	78
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	496	492	4
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	472	448	24
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	433	392	41

				$8,815	$8,059	$756

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.4%

AUSTRALIA - 0.5%
Coca-Cola Amatil Ltd.(1)	1,670,249	$23,483
Westfield Group(1)	2,348,527	25,914

		49,397

BELGIUM - 4.2%
Anheuser-Busch InBev N.V.(1)	4,155,653	363,157
Telenet Group Holding N.V.(1)	321,965	14,960
UCB S.A.(1)	1,106,505	63,656

		441,773

BRAZIL - 0.4%
Arcos Dorados Holdings, Inc., Class A	3,807,045	45,532

CANADA - 4.4%
Canadian Pacific Railway Ltd.	4,562,063	463,597

CHINA - 8.2%
Baidu, Inc. (DR)(2)	3,238,873	324,827
China Construction Bank Corp., Class H(1)	118,515,605	96,591
China Mobile Ltd.(1)	15,005,931	175,777
China Resources Land Ltd.(1)	48,240,759	132,959
Tencent Holdings Ltd.(1)	3,891,429	126,341

		856,495

FRANCE - 8.7%
Air Liquide S.A.(1)	561,349	70,346
LVMH Moet Hennessy Louis Vuitton S.A.(1)	329,192	61,344
Pernod-Ricard S.A.(1)	1,849,481	217,474
Schneider Electric S.A.(1)	2,452,160	182,891
Technip S.A.(1)	262,509	30,222
Unibail-Rodamco SE(1)	929,896	227,645
Zodiac Aerospace(1)	1,059,620	118,342

		908,264

GERMANY - 16.0%
Allianz SE(1)	573,215	79,411
Bayer AG(1)	1,779,499	168,986
Beiersdorf AG(1)	2,193,929	179,266
Brenntag AG(1)	1,255,307	164,919
Deutsche Post AG (1)	8,766,530	192,227
Kabel Deutschland Holding AG(1)	1,553,385	116,159
Linde AG(1)	2,551,375	444,933
Muenchener Rueckversicherungs AG(1)	1,798,228	322,860

		1,668,761

HONG KONG - 9.1%
AIA Group Ltd.(1)	82,000,761	326,809
BOC Hong Kong Holdings Ltd.(1)	4,983,550	15,635
Hang Seng Bank Ltd.(1)	5,882,737	90,879
Hongkong Land Holdings Ltd.(1)	10,644,259	74,859
Sands China Ltd.(1)	14,591,293	65,456
Sino Land Co., Ltd.(1)	46,511,112	83,751

Sun Hung Kai Properties Ltd.(1)	13,615,670	$206,211
Wynn Macau Ltd.(1)(2)	31,345,471	86,386

		949,986

INDIA - 0.4%
Coal India Ltd.(1)	6,782,359	43,931

INDONESIA - 0.3%
Bank Rakyat Indonesia Persero Tbk PT(1)	37,872,000	27,581

IRELAND - 0.5%
CRH plc(1)	2,746,054	56,983

ITALY - 1.0%
Fiat Industrial S.p.A.(1)	9,198,596	100,858

JAPAN - 11.9%
Bridgestone Corp.(1)	2,237,709	58,004
Honda Motor Co., Ltd.(1)	11,825,983	435,887
Japan Tobacco, Inc.(1)	14,937,263	421,107
NGK Insulators Ltd.(1)	11,034,793	129,773
Nissan Motor Co., Ltd.(1)	10,287,800	97,646
Toyota Motor Corp.(1)	2,205,500	102,945

		1,245,362

KOREA - 0.7%
Samsung Electronics Co., Ltd.(1)	52,450	75,068

MALAYSIA - 0.2%
Astro Malaysia Holdings Bhd(1)	16,744,800	16,490

NETHERLANDS - 5.0%
Akzo Nobel N.V.(1)	529,001	34,907
Koninklijke Vopak N.V.(1)	1,320,683	93,121
Unilever N.V. (DR)(1)	9,437,129	356,098
Ziggo N.V.(1)	1,141,741	36,900

		521,026

NIGERIA - 0.4%
Nigerian Breweries plc	44,953,353	42,319

SINGAPORE - 0.4%
City Developments Ltd.(1)	3,528,769	37,640

SPAIN - 0.7%
Grifols S.A.(1)(2)	1,894,777	66,665
Grifols S.A. Rights Exp. 01/02/2013(1)(2)(3)(4)	1,894,760	2,386

		69,051

SWITZERLAND - 6.7%
Actelion Ltd.(1)	306,680	14,731
Givaudan S.A.(1)	27,339	28,984
Nestle S.A.(1)	5,512,712	359,286
Roche Holding AG(1)(3)	580,708	118,305
Swatch Group AG(1)	153,817	79,160

UBS AG(1)	6,247,104	$98,243

		698,709

UNITED KINGDOM - 12.8%
British Land Co. plc(1)	4,018,924	37,363
Diageo plc(1)	1,890,450	55,036
HSBC Holdings plc(1)	23,285,609	246,288
Imperial Tobacco Group plc(1)	6,052,611	233,721
InterContinental Hotels Group plc(1)	1,506,786	42,373
Johnson Matthey plc(1)	2,113,243	81,160
Land Securities Group plc(1)	8,753,734	118,349
Meggitt plc(1)	8,806,487	54,898
Prudential plc(1)	3,327,430	46,429
Reckitt Benckiser Group plc(1)	111,118	6,961
Rolls-Royce Holdings plc(1)	3,470,336	50,001
SABMiller plc(1)	5,019,687	236,267
WPP plc(1)	9,267,035	134,717

		1,343,563

UNITED STATES - 4.9%
Covidien plc	4,182,120	241,476
Liberty Global, Inc., Class A(2)	1,004,113	63,249
Schlumberger Ltd.	2,528,188	175,178
Virgin Media, Inc.	1,044,532	38,386

		518,289

Total common stocks (Cost $8,044,045)		10,180,675
PREFERRED STOCKS - 1.6%

GERMANY - 1.6%
Henkel AG & Co. KGaA(1)(3)	2,044,588	167,908

Total preferred stocks (Cost $144,610)		167,908

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $159,893 (Cost $159,893)(5)	$159,893	$159,893

Total investments - 100.5% (Cost $8,348,548)		10,508,476

Other assets less liabilities - (0.5)%		(50,872)

Total net assets - 100.0%(6)		$10,457,604

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $8,954,019 or 85.6% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid was $2,386, or less than 0.1% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$163,092

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,443,734	13.8%
Consumer Staples	2,662,083	25.4
Energy	249,331	2.4
Financials	2,295,417	22.1
Healthcare	676,205	6.5
Industrials	1,550,627	14.7
Information Technology	526,236	5.0
Materials	717,313	6.9
Telecommunication Services	227,637	2.2

	10,348,583	99.0
Short-term investments	159,893	1.5

Total investments	$10,508,476	100.5%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$49,397	0.5%
British pound	1,343,563	12.8
Euro	3,934,624	37.4
Hong Kong dollar	1,406,795	13.4
Indian rupee	43,931	0.4
Indonesian rupiah	27,581	0.3
Japanese yen	1,245,362	11.8

Korean won	$75,068	0.7%
Malaysian ringgit	16,490	0.2
Nigerian naira	42,319	0.4
Singapore dollar	37,640	0.4
Swiss franc	698,709	6.6
U.S. dollar	1,586,997	15.1

Total investments	$10,508,476	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.3%

BRAZIL - 4.6%
International Meal Co. Holdings S.A.(1)	564,900	$6,987
M Dias Branco S.A.(1)	476,100	18,263
Raia Drogasil S.A.(1)	915,900	10,353

		35,603

CANADA - 1.0%
CAE, Inc.	737,258	7,464

CHINA - 10.8%
AMVIG Holdings Ltd.(1)	11,792,000	4,317
Beijing Enterprises Water Group Ltd.(1)	30,674,000	7,976
Golden Eagle Retail Group Ltd.(1)	1,444,000	3,604
Intime Department Store Group Co., Ltd.(1)	16,621,300	19,705
New World Department Store China Ltd.(1)	10,398,000	6,769
Parkson Retail Group Ltd.(1)	11,255,000	9,191
SOHO China Ltd.(1)	13,688,000	11,057
Yingde Gases(1)	19,942,500	20,467

		83,086

DENMARK - 0.8%
Royal Unibrew AS(1)	69,682	6,071

FRANCE - 10.9%
Eurofins Scientific(1)	184,727	29,900
IPSOS(1)	570,863	21,278
Rubis SCA(1)	477,663	32,705

		83,883

GERMANY - 13.6%
Deutz AG(1)(2)	928,450	4,336
Gerresheimer AG(1)	221,477	11,725
GFK SE(1)	165,147	8,442
Sixt AG(1)	383,097	7,913
Wacker Neuson SE(1)	686,432	9,403
Wirecard AG(1)	2,554,025	62,635

		104,454

HONG KONG - 2.4%
Great Eagle Holdings Ltd.(1)	460,000	1,535
SJM Holdings Ltd.(1)	7,059,932	16,614

		18,149

INDONESIA - 2.1%
Ace Hardware Indonesia Tbk PT(1)	104,080,300	8,868
Mayora Indah Tbk PT(1)	368,500	766
Nippon Indosari Corpindo Tbk PT(1)	1,068,500	768
Tempo Scan Pacific Tbk PT(1)	14,839,900	5,740

		16,142

IRELAND - 4.8%
Glanbia plc(1)	3,274,407	36,625

ITALY - 4.0%
Davide Campari-Milano S.p.A.(1)	2,367,647	$18,186
MARR S.p.A.(1)	1,187,316	12,394

		30,580

JAPAN - 5.5%
Autobacs Seven Co., Ltd.(1)	68,900	2,891
Bit-isle, Inc.(1)	710,000	7,170
Calbee, Inc.(1)	168,200	11,839
Sugi Holdings Co., Ltd.(1)	575,500	20,219

		42,119

KENYA - 1.0%
East African Breweries Ltd.(1)	2,645,800	8,145

KOREA - 1.6%
GS Retail Co., Ltd.(1)(2)	248,680	6,975
S1 Corp.(1)(2)	84,055	5,500

		12,475

LUXEMBOURG - 1.8%
L’Occitane International S.A.(1)	4,314,500	13,720

MALAYSIA - 0.1%
Oldtown Bhd(1)	1,660,600	1,231

PHILIPPINES - 6.8%
Alliance Global Group, Inc.(1)	104,608,500	42,752
Megaworld Corp.(1)	144,663,000	9,774

		52,526

SINGAPORE - 6.9%
City Developments Ltd.(1)	655,972	6,997
Petra Foods Ltd.(1)	4,736,000	13,416
SIA Engineering Co., Ltd.(1)	4,009,700	14,423
Super Group Ltd.(1)	6,801,000	18,104

		52,940

SWITZERLAND - 2.1%
Schindler Holding AG(1)(3)	110,400	15,946

UNITED KINGDOM - 14.5%
APR Energy plc(1)	1,180,930	15,725
Babcock International Group plc(1)	2,415,499	37,485
Barratt Developments plc(1)(2)	1,636,506	5,535
Big Yellow Group plc(1)	2,668,895	15,335
Britvic plc(1)	3,556,949	23,565
Catlin Group Ltd.(1)	690,918	5,584
Dignity plc(1)	461,451	7,979

		111,208

Total common stocks (Cost $532,018)		732,367

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.7%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $35,969 (Cost $35,969)(4)	$35,969	$35,969

Total investments - 100.0% (Cost $567,987)		768,336

Other assets less liabilities - 0.0%		(122)

Total net assets - 100.0%(5)		$768,214

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $724,903 or 94.4% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$36,688

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$131,583	17.3%
Consumer Staples	206,920	26.9
Financials	50,282	6.5
Healthcare	47,365	6.1
Industrials	145,222	18.9
Information Technology	69,805	9.1
Materials	24,784	3.2
Utilities	56,406	7.3

	732,367	95.3
Short-term investments	35,969	4.7

Total investments	$768,336	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$35,603	4.6%
British pound	111,208	14.5
Canadian dollar	7,464	1.0
Danish krone	6,071	0.8
Euro	255,542	33.2
Hong Kong dollar	114,955	15.0
Indonesian rupiah	16,142	2.1
Japanese yen	42,119	5.5
Kenyan shilling	8,145	1.0
Korean won	12,475	1.6
Malaysian ringgit	1,231	0.2
Philippine peso	52,526	6.8
Singapore dollar	52,940	6.9
Swiss franc	15,946	2.1
U.S. dollar	35,969	4.7

Total investments	$768,336	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.5%

BELGIUM - 2.0%
Groupe Bruxelles Lambert S.A.(1)	1,893,999	$149,312

CHINA - 0.8%
Baidu, Inc.(DR)(2)	595,318	59,704

DENMARK - 1.8%
Carlsberg AS, Class B(1)	1,376,106	135,291

FRANCE - 7.3%
Publicis Groupe S.A.(1)	1,978,189	118,525
Societe Television Francaise 1(1)	4,492,889	53,332
Sodexo(1)	1,045,520	87,610
Sodexo Prime De Fidelite Common Stock(1)(3)	1,284,779	107,659
Total S.A.(1)	3,454,052	178,773

		545,899

GERMANY - 4.4%
Deutsche Boerse AG(1)	1,586,601	96,840
HeidelbergCement AG(1)	2,863,543	173,481
Wincor Nixdorf AG(1)	1,242,741	58,208

		328,529

HONG KONG - 1.2%
Guoco Group Ltd.(1)	7,185,736	86,673

IRELAND - 1.5%
ICON plc (DR)(2)(4)	3,968,752	110,173

JAPAN - 8.6%
Aderans Co., Ltd.(1)(2)(4)	2,744,167	36,257
Credit Saison Co., Ltd.(1)	6,936,059	173,448
Kao Corp.(1)	7,899,800	205,825
Nifco, Inc.(1)	1,512,600	33,527
Sankyo Co., Ltd.(1)	1,811,292	71,673
Stanley Electric Co., Ltd.(1)	8,738,400	124,389

		645,119

NETHERLANDS - 7.2%
DE Master Blenders 1753 N.V.(1)(2)	2,557,012	29,743
ING Groep N.V. (DR)(1)(2)	22,653,388	216,627
Koninklijke Ahold N.V.(1)	8,669,935	115,160
Koninklijke Philips Electronics N.V.(1)	5,481,917	147,071
Reed Elsevier N.V.(1)	1,675,487	24,824

		533,425

NORWAY - 1.4%
Orkla ASA(1)	12,090,988	105,854

SWITZERLAND - 8.1%
Adecco S.A.(1)	2,276,194	120,651
Novartis AG(1)	3,724,979	235,834

Panalpina Welttransport Holding AG(1)(4)	1,538,383	$156,400
Pargesa Holding S.A.(1)	1,344,272	93,026

		605,911

UNITED KINGDOM - 26.8%
Alent plc(2)	13,872,153	69,587
Carpetright plc(1)(2)	2,815,905	31,278
Compass Group plc(1)	36,281,473	429,092
Diageo plc(1)	5,971,787	173,854
Direct Line Insurance Group plc(1)(2)	12,089,910	42,279
Experian plc(1)	486,241	7,856
Lloyds Banking Group plc(1)(2)	209,377,634	167,770
Michael Page International plc(1)	13,782,769	89,018
QinetiQ Group plc(1)(4)	65,159,502	191,367
Reed Elsevier plc(1)	25,067,088	263,202
Savills plc(1)(4)	11,100,303	86,205
TESCO plc(1)	29,228,040	160,559
Unilever plc (DR)	5,762,302	223,116
Vesuvius plc(1)	11,570,738	65,442

		2,000,625

UNITED STATES - 18.4%
Accenture plc, Class A	1,543,340	102,632
Aon plc	4,964,913	276,049
Arch Capital Group Ltd.(2)(4)	6,443,572	283,646
Covidien plc	4,011,060	231,599
Signet Jewelers Ltd.	3,129,702	167,126
TE Connectivity Ltd.	8,454,949	313,848

		1,374,900

Total common stocks (Cost $5,368,481)		6,681,415

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.3%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $769,032 (Cost $769,032)(5)	$769,032	$769,032

Total investments - 99.8% (Cost $6,137,513)		7,450,447

Other assets less liabilities - 0.2%		16,928

Total net assets - 100.0%(6)		$7,467,375

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $4,843,935 or 64.9% of total net assets.
(2)	Non-income producing security.
(3)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) in Notes to Form N-Q.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.125%	12/31/2019	$85,855
U.S. Treasury Note	2.625%	11/15/2020	71,595
U.S. Treasury Note	3.625%	2/15/2020	112,456
U.S. Treasury Bond	4.500%	8/15/2039	514,509

			$784,415

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,512,237	20.1%
Consumer Staples	1,079,805	14.5
Energy	178,773	2.4
Financials	1,671,875	22.4
Healthcare	577,606	7.8
Industrials	883,659	11.9
Information Technology	534,392	7.2
Materials	243,068	3.2

	6,681,415	89.5
Short-term investments	769,032	10.3

Total investments	$7,450,447	99.8%

CURRENCY EXPOSURE - DECEMBER 31, 2012

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$1,777,509		23.9%
Danish krone	135,291		1.8
Euro	1,557,165		20.9
Hong Kong dollar	86,673		1.1
Japanese yen	645,119	*	8.7
Norwegian krone	105,854		1.4
Swiss franc	605,911		8.1
U.S. dollar	2,536,925		34.1

Total investments	$7,450,447		100.0%

*	Currency exposure is reduced by Foreign Currency Forward Contracts noted in the table below:

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	$490,665	$445,482	$45,183
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	32,433	32,128	305
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	22,182	20,296	1,886
Japanese Yen	State Street Bank and Trust Company	Sell	2/15/2013	14,086	12,622	1,464

				$559,366	$510,528	$48,838

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 19.9%

Auto Components - 1.6%
BorgWarner, Inc.(1)	1,530,714	$109,630

Automobiles - 0.9%
Tesla Motors, Inc.(1)	1,670,485	56,579

Distributors - 2.2%
LKQ Corp.(1)	6,907,440	145,747

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc.(1)	261,424	77,763
Starwood Hotels & Resorts Worldwide, Inc.	1,228,599	70,473

		148,236

Specialty Retail - 5.6%
Limited Brands, Inc.	2,239,975	105,413
Tractor Supply Co.	1,180,200	104,283
Ulta Salon Cosmetics & Fragrance, Inc.	1,060,600	104,215
Urban Outfitters, Inc.(1)	610,500	24,029
Williams-Sonoma, Inc.	917,000	40,137

		378,077

Textiles, Apparel & Luxury Goods - 7.4%
Coach, Inc.	1,834,023	101,806
Fossil, Inc.(1)	1,396,535	130,017
Lululemon Athletica, Inc.(1)	1,126,916	85,905
Ralph Lauren Corp.	868,022	130,134
Under Armour, Inc., Class A(1)	998,800	48,472

		496,334

CONSUMER STAPLES - 1.1%

Food Products - 1.1%
Mead Johnson Nutrition Co.	1,126,900	74,251

ENERGY - 6.8%

Energy Equipment & Services - 4.3%
Cameron International Corp.(1)	1,232,949	69,612
Core Laboratories N.V.	437,110	47,781
Dresser-Rand Group, Inc.(1)	1,828,027	102,625
Oceaneering International, Inc.	1,259,400	67,743

		287,761

Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	1,126,090	56,012
Noble Energy, Inc.	1,126,900	114,651

		170,663

FINANCIALS - 4.9%

Capital Markets - 1.2%
Ares Capital Corp.	4,649,109	81,360

Commercial Banks - 0.5%
HDFC Bank Ltd. (DR)(2)	827,490	$33,695

Consumer Finance - 3.2%
Discover Financial Services	5,502,110	212,106

HEALTHCARE - 22.7%

Biotechnology - 9.5%
Alexion Pharmaceuticals, Inc.(1)	886,200	83,134
Ariad Pharmaceuticals, Inc.(1)	3,694,300	70,857
Cepheid, Inc.(1)(3)	3,646,000	123,271
Incyte Corp. Ltd.(1)	1,984,282	32,959
Isis Pharmaceuticals, Inc.(1)	2,458,700	25,718
Onyx Pharmaceuticals, Inc.(1)	408,800	30,877
Regeneron Pharmaceuticals, Inc.(1)	1,573,313	269,147

		635,963

Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc.(1)	67,313	33,008

Health Care Providers & Services - 3.8%
Cigna Corp.	2,538,100	135,687
DaVita HealthCare Partners, Inc.(1)	846,500	93,564
HMS Holdings Corp.(1)	1,092,600	28,320

		257,571

Health Care Technology - 4.5%
athenahealth, Inc.(1)(3)	1,726,715	126,827
Cerner Corp.(1)	2,231,724	173,271

		300,098

Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	2,779,115	113,777
Illumina, Inc.(1)	733,600	40,781
Mettler-Toledo International, Inc.(1)	729,200	140,954

		295,512

INDUSTRIALS - 15.3%

Aerospace & Defense - 1.5%
Precision Castparts Corp.	521,496	98,782

Building Products - 1.6%
Owens Corning(1)	2,919,900	108,007

Electrical Equipment - 3.1%
AMETEK, Inc.	1,375,200	51,666
Rockwell Automation, Inc.	1,250,700	105,047
Roper Industries, Inc.	476,312	53,099

		209,812

Machinery - 3.1%
Chart Industries, Inc.(1)	1,052,500	70,170
Cummins, Inc.	186,800	20,240
Pall Corp.	1,097,700	66,147
Woodward, Inc.	1,440,700	54,934

		211,491

Professional Services - 6.0%
IHS, Inc., Class A(1)	2,408,517	$231,218
Verisk Analytics, Inc., ClassA(1)	3,318,927	169,265

		400,483

INFORMATION TECHNOLOGY - 25.5%

Communications Equipment - 0.2%
Palo Alto Networks, Inc.(1)	271,600	14,536

Electronic Equipment & Instruments - 5.4%
FLIR Systems, Inc.(3)	2,058,200	45,918
IPG Photonics Corp.	2,183,200	145,510
Trimble Navigation Ltd.(1)	2,810,665	168,022

		359,450

Internet Software & Services - 2.5%
LinkedIn Corp., Class A(1)	894,600	102,718
MercadoLibre, Inc.	788,863	61,981

		164,699

IT Services - 1.6%
Teradata Corp.(1)	1,745,604	108,036

Semiconductors & Semiconductor Equipment - 5.4%
Altera Corp.	2,598,600	89,496
Applied Materials, Inc.	7,852,500	89,833
ARM Holdings plc (DR)(2)	4,790,525	181,225

		360,554

Software - 10.4%
ANSYS, Inc.(1)	1,069,518	72,021
Citrix Systems, Inc.(1)	803,218	52,812
Concur Technologies, Inc.(1)	2,034,130	137,344
MICROS Systems, Inc.(1)	1,029,700	43,701
Red Hat, Inc.(1)	1,697,041	89,875
Salesforce.com, Inc.(1)	861,811	144,870
ServiceNow, Inc.(1)	454,400	13,646
VMware, Inc., Class A(1)	1,356,768	127,726
Workday, Inc., Class A(1)	328,673	17,913

		699,908

Total common stocks (Cost $4,333,420)		6,452,349

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.4%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $231,549 (Cost $231,549)(4)	$231,549	$231,549

Total investments - 99.6% (Cost $4,564,969)	$6,683,898

Other assets less liabilities - 0.4%	23,949

Total net assets - 100.0%(5)	$6,707,847

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
HDFC Bank Ltd. (DR)	India	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$236,186

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 9.3%

Diversified Consumer Services - 2.2%
H&R Block, Inc.	9,461,561	$175,701

Household Durables - 0.6%
Mohawk Industries, Inc.(1)	531,637	48,097

Internet & Catalog Retail - 0.9%
Liberty Interactive Corp., Class A(1)	3,673,252	72,290

Leisure Equipment & Products - 2.3%
Mattel, Inc.	5,017,270	183,732

Media - 1.8%
Omnicom Group, Inc.	2,814,195	140,597

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.(1)	2,200,300	123,019

CONSUMER STAPLES - 3.6%

Food & Staples Retailing - 3.6%
Kroger Co.	8,088,828	210,471
Sysco Corp.	2,483,853	78,639

		289,110

ENERGY - 11.8%

Energy Equipment & Services - 5.7%
Ensco plc, Class A	3,139,740	186,124
McDermott International, Inc.(1)	10,785,888	118,861
Patterson-UTI Energy, Inc.(2)	7,895,174	147,087

		452,072

Oil, Gas & Consumable Fuels - 6.1%
Cimarex Energy Co.	3,170,795	183,050
Hess Corp.	2,586,066	136,958
SM Energy Co.	411,500	21,484
Southwestern Energy Co.(1)	4,457,668	148,931

		490,423

FINANCIALS - 22.4%

Capital Markets - 1.3%
Northern Trust Corp.	1,984,838	99,559

Diversified Financial Services - 2.2%
NYSE Euronext	5,688,400	179,412

Insurance - 16.7%
Alleghany Corp.(1)	634,951	212,975
Allied World Assurance Co. Holdings AG	1,225,543	96,573
Allstate Corp.	4,737,173	190,292
Aon plc	2,432,628	135,254
Arch Capital Group Ltd.(1)(2)	3,833,086	168,732

Fidelity National Financial, Inc., Class A	2,571,003	$60,547
Loews Corp.	3,540,061	144,258
Progressive Corp.	9,690,796	204,476
Torchmark Corp.	2,355,982	121,734

		1,334,841

Real Estate Investment Trusts (REITs) - 2.2%
Annaly Capital Management, Inc.	5,647,894	79,297
Hatteras Financial Corp.(2)	4,000,255	99,246

		178,543

HEALTHCARE - 4.9%

Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co.	1,376,208	107,606

Health Care Providers & Services - 2.6%
Cigna Corp.	3,844,399	205,521

Life Sciences Tools & Services - 1.0%
Covance, Inc.(1)	1,384,345	79,974

INDUSTRIALS - 17.3%

Aerospace & Defense - 4.7%
L-3 Communications Holdings, Inc.	1,713,153	131,262
Rockwell Collins, Inc.	2,612,411	151,964
Spirit Aerosystems Holdings, Inc., Class A(1)	5,717,672	97,029

		380,255

Commercial Services & Supplies - 1.2%
Republic Services, Inc.	3,290,241	96,503

Construction & Engineering - 2.3%
Jacobs Engineering Group, Inc.(1)	4,391,296	186,937

Electrical Equipment - 2.0%
Hubbell, Inc., Class B	1,907,180	161,405

Machinery - 0.7%
Flowserve Corp.	371,591	54,549

Professional Services - 5.3%
Dun & Bradstreet Corp.	2,012,021	158,245
Manpower, Inc.	2,623,273	111,332
Towers Watson & Co., Class A	2,692,475	151,344

		420,921

Road & Rail - 1.1%
Ryder System, Inc.(2)	1,706,423	85,202

INFORMATION TECHNOLOGY - 26.4%

Computers & Peripherals - 1.3%
Lexmark International, Inc., Class A(2)	4,355,095	100,995

Electronic Equipment & Instruments - 9.5%
Arrow Electronics, Inc.(1)(2)	5,284,761	201,244
Avnet, Inc.(1)(2)	6,940,779	212,457

FLIR Systems, Inc.(2)	7,926,222	$176,834
Ingram Micro, Inc., Class A(1)(2)	10,276,460	173,878

		764,413

Internet Software & Services - 1.5%
Open Text Corp.(1)(3)	2,075,698	115,969

IT Services - 5.1%
Broadridge Financial Solutions, Inc.	5,335,660	122,080
SAIC, Inc.	10,791,434	122,159
Western Union Co.	11,982,850	163,087

		407,326

Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	5,144,673	216,385
Applied Materials, Inc.	13,205,427	151,070
Lam Research Corp.(1)	5,003,332	180,770

		548,225

Software - 2.2%
Autodesk, Inc.(1)	2,687,207	94,993
Synopsys, Inc.(1)	2,596,655	82,677

		177,670

UTILITIES - 1.6%

Electric Utilities - 0.6%
OGE Energy Corp.	828,970	46,679

Multi-Utilities - 0.3%
SCANA Corp.	588,095	26,841

Water Utilities - 0.7%
American Water Works Co., Inc.	1,460,764	54,238

Total common stocks (Cost $6,740,292)		7,788,625

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.9%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $230,383 (Cost $230,383)(4)	$230,383	$230,383

Total investments - 100.2% (Cost $6,970,675)		8,019,008

Other assets less liabilities - (0.2)%		(12,942)

Total net assets - 100.0%(5)		$8,006,066

(1)	Non-income producing security.

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Open Text Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$234,993

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

CONSUMER DISCRETIONARY - 14.5%

Automobiles - 0.8%
Tesla Motors, Inc.(1)	211,600	$7,167

Distributors - 3.4%
LKQ Corp.(1)	1,372,500	28,960

Hotels, Restaurants & Leisure - 2.3%
Dunkin’ Brands Group, Inc.	586,500	19,460

Internet & Catalog Retail - 1.0%
HomeAway, Inc.(1)	370,800	8,158

Media - 0.5%
Pandora Media, Inc.(1)	481,700	4,422

Specialty Retail - 6.0%
Francesca’s Holdings Corp.(1)	496,800	12,897
Hibbett Sports, Inc.(1)	123,900	6,529
Monro Muffler Brake, Inc.	251,400	8,791
Restoration Hardware Holdings, Inc.(1)	131,000	4,419
Ulta Salon Cosmetics & Fragrance, Inc.	192,500	18,915

		51,551

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.(1)	108,800	4,381

CONSUMER STAPLES - 3.7%

Food & Staples Retailing - 1.5%
Fresh Market, Inc.(1)	270,100	12,989

Food Products - 2.2%
Annie’s, Inc.(1)	172,300	5,760
TreeHouse Foods, Inc.(1)	252,975	13,188

		18,948

ENERGY - 5.1%

Energy Equipment & Services - 2.7%
Dril-Quip, Inc.(1)	299,300	21,864
Geospace Technologies Corp.(1)	15,300	1,360

		23,224

Oil, Gas & Consumable Fuels - 2.4%
Oasis Petroleum, Inc.(1)	308,400	9,807
Rosetta Resources, Inc.(1)	236,800	10,741

		20,548

FINANCIALS - 2.4%

Capital Markets - 2.4%
Ares Capital Corp.	1,149,383	20,114

HEALTHCARE - 18.6%

Biotechnology - 6.9%
Ariad Pharmaceuticals, Inc.(1)	714,400	$13,702
Cepheid, Inc.(1)(2)	790,000	26,710
Incyte Corp. Ltd.(1)	578,400	9,607
Isis Pharmaceuticals, Inc.(1)	879,700	9,202

		59,221

Health Care Equipment & Supplies - 3.5%
DexCom, Inc.(1)	880,700	11,987
Endologix, Inc.(1)	289,200	4,118
GenMark Diagnostics, Inc.(1)	626,800	5,641
HeartWare International, Inc.(1)	95,725	8,036

		29,782

Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc.(1)	219,700	5,126
HMS Holdings Corp.(1)	900,900	23,351

		28,477

Health Care Technology - 3.4%
athenahealth, Inc.(1)(2)	258,000	18,950
Vocera Communications, Inc.(1)	401,800	10,085

		29,035

Life Sciences Tools & Services - 1.5%
Bruker Corp.(1)	821,300	12,541

INDUSTRIALS - 19.5%

Aerospace & Defense - 1.5%
Teledyne Technologies, Inc.(1)	201,500	13,112

Commercial Services & Supplies - 0.3%
Team, Inc.(1)	55,500	2,111

Electrical Equipment - 4.2%
Acuity Brands, Inc.	380,900	25,798
Regal-Beloit Corp.	142,100	10,014

		35,812

Machinery - 7.2%
Chart Industries, Inc.(1)	229,800	15,321
IDEX Corp.	464,500	21,613
Proto Labs, Inc.(1)	39,000	1,538
Westport Innovations, Inc.(1)(3)	150,100	4,009
Woodward, Inc.	506,900	19,328

		61,809

Professional Services - 2.3%
Advisory Board Co.(1)	425,200	19,895

Trading Companies & Distributors - 4.0%
Beacon Roofing Supply, Inc.(1)	1,032,900	34,375

INFORMATION TECHNOLOGY - 31.3%

Communications Equipment - 2.5%
Acme Packet, Inc.(1)	259,000	5,729

Aruba Networks, Inc.(1)	371,800	$7,715
Finisar Corp.(1)	500,800	8,163

		21,607

Electronic Equipment & Instruments - 6.6%
Cognex Corp.	583,500	21,485
FARO Technologies, Inc.(1)	87,700	3,129
FEI Co.	195,500	10,842
IPG Photonics Corp.	314,400	20,955

		56,411

Internet Software & Services - 3.9%
CoStar Group, Inc.(1)	127,000	11,350
Demandware, Inc.(1)	243,900	6,663
Liquidity Services, Inc.(1)	172,300	7,040
MercadoLibre, Inc.	102,800	8,077

		33,130

Semiconductors & Semiconductor Equipment - 1.1%
Cavium, Inc.(1)	308,400	9,625

Software - 17.2%
CommVault Systems, Inc.(1)	487,700	33,998
Concur Technologies, Inc.(1)	352,700	23,814
Fortinet, Inc.(1)	844,400	17,792
Guidewire Software, Inc.(1)	570,200	16,946
Informatica Corp.(1)	416,200	12,619
NetSuite, Inc.(1)	163,200	10,983
QLIK Technologies, Inc.(1)	312,400	6,785
RealPage, Inc.(1)	733,600	15,824
Tyler Technologies, Inc.(1)	134,000	6,491
Ultimate Software Group, Inc.(1)	18,000	1,700

		146,952

Total common stocks (Cost $675,626)		813,817

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $42,304 (Cost $42,304)(4)	$42,304	$42,304

Total investments - 100.1% (Cost $717,930)		856,121

Other assets less liabilities - (0.1)%		(741)

Total net assets - 100.0%(5)		$855,380

(1)	Non-income producing security.

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Westport Innovations, Inc.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$43,155

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 12.6%

Diversified Consumer Services - 4.3%
Coinstar, Inc.(1)	831,400	$43,241
Matthews International Corp., Class A	1,327,400	42,610
Regis Corp.	1,400,700	23,700

		109,551

Hotels, Restaurants & Leisure - 2.0%
Jack in the Box, Inc.(1)	611,008	17,475
WMS Industries, Inc.(1)	1,885,800	33,001

		50,476

Household Durables - 0.5%
Universal Electronics, Inc.(1)	671,500	12,994

Media - 2.7%
Arbitron, Inc.	485,000	22,640
DreamWorks Animation SKG, Inc., Class A(1)	2,086,000	34,565
Meredith Corp.	369,555	12,731

		69,936

Specialty Retail - 2.1%
Rent-A-Center, Inc.	1,539,662	52,903

Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A., Inc., Class A(1)	1,385,700	25,635

CONSUMER STAPLES - 0.6%

Food Products - 0.6%
Darling International, Inc.(1)	981,600	15,745

ENERGY - 14.5%

Energy Equipment & Services - 8.1%
Gulfmark Offshore, Inc., Class A	1,105,000	38,067
Key Energy Services, Inc.(1)	1,962,800	13,642
Lufkin Industries, Inc.	218,400	12,696
Newpark Resources, Inc.(1)	2,185,600	17,157
Parker Drilling Co.(1)	2,978,747	13,702
SEACOR Holdings, Inc.	192,400	16,123
Superior Energy Services, Inc.(1)	692,925	14,357
Tidewater, Inc.	854,500	38,179
Unit Corp.(1)	931,500	41,964

		205,887

Oil, Gas & Consumable Fuels - 6.4%
Cloud Peak Energy, Inc.(1)	2,801,900	54,161
Comstock Resources, Inc.(1)	1,893,390	28,647
Forest Oil Corp.(1)	2,878,790	19,259
Lone Pine Resources, Inc.(1)	739,511	910
World Fuel Services Corp.	1,439,500	59,264

		162,241

FINANCIALS - 6.4%

Diversified Financial Services - 1.0%
PICO Holdings, Inc.(1)(2)	1,242,090	$25,177

Insurance - 3.2%
Allied World Assurance Co. Holdings AG	230,855	18,191
Alterra Capital Holdings Ltd.	492,675	13,888
Endurance Specialty Holdings Ltd.	284,823	11,305
Platinum Underwriters Holdings Ltd.	815,800	37,527

		80,911

Real Estate Investment Trusts (REITs) - 2.2%
Anworth Mortgage Asset Corp.	3,587,000	20,733
Hatteras Financial Corp.(2)	961,100	23,845
Potlatch Corp.	300,901	11,792

		56,370

HEALTHCARE - 3.1%

Biotechnology - 0.2%
Enzon Pharmaceuticals, Inc.	1,262,400	5,593

Health Care Equipment & Supplies - 1.0%
CONMED Corp.	962,659	26,906

Health Care Providers & Services - 0.5%
Owens & Minor, Inc.	453,900	12,941

Life Sciences Tools & Services - 1.4%
ICON plc (DR)(1)(2)(3)	1,253,541	34,798

INDUSTRIALS - 27.9%

Aerospace & Defense - 2.3%
Cubic Corp.	73,500	3,525
Curtiss-Wright Corp.	869,900	28,559
Spirit Aerosystems Holdings, Inc., Class A(1)	1,508,779	25,604

		57,688

Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc.(1)	746,600	33,082

Airlines - 0.7%
Hawaiian Holdings, Inc.(1)(2)	2,701,800	17,751

Commercial Services & Supplies - 3.4%
Quad/Graphics, Inc.	739,000	15,068
Sykes Enterprises, Inc.(1)(2)	2,504,796	38,123
Tetra Tech, Inc.(1)	1,270,200	33,597

		86,788

Construction & Engineering - 6.2%
Comfort Systems USA, Inc.	1,769,908	21,522
EMCOR Group, Inc.	2,293,862	79,390
Granite Construction, Inc.	1,133,962	38,124
Orion Marine Group, Inc.(1)(2)	1,495,700	10,934
Tutor Perini Corp.(1)	692,900	9,493

		159,463

Electrical Equipment - 0.6%
Encore Wire Corp.	477,600	$14,476

Machinery - 5.4%
Astec Industries, Inc.	685,381	22,844
CIRCOR International, Inc.	269,400	10,666
Harsco Corp.	1,031,500	24,240
Kaydon Corp.	1,255,000	30,032
Mueller Industries, Inc.	407,924	20,408
Woodward, Inc.	754,433	28,766

		136,956

Professional Services - 5.1%
CRA International, Inc.(1)(2)	664,309	13,133
FTI Consulting, Inc.(1)	1,901,165	62,738
Kforce, Inc.	354,900	5,086
Towers Watson & Co., Class A	508,087	28,560
TrueBlue, Inc.(1)	1,316,188	20,730

		130,247

Road & Rail - 2.9%
Ryder System, Inc.(2)	1,493,164	74,554

INFORMATION TECHNOLOGY - 24.5%

Communications Equipment - 2.3%
ADTRAN, Inc.	3,017,200	58,956

Computers & Peripherals - 5.0%
Diebold, Inc.	1,731,866	53,012
Intermec, Inc.(1)	936,619	9,235
Lexmark International, Inc., Class A(2)	1,208,487	28,025
Logitech International S.A.(3)	877,600	6,617
QLogic Corp.(1)	3,055,300	29,728

		126,617

Electronic Equipment & Instruments - 4.6%
Arrow Electronics, Inc.(1)(2)	1,054,747	40,165
Benchmark Electronics, Inc.(1)	1,108,301	18,420
Park Electrochemical Corp.	117,500	3,023
Power-One, Inc.(1)	2,678,600	11,009
Tech Data Corp.(1)	1,001,400	45,594

		118,211

Internet Software & Services - 1.2%
EarthLink, Inc.	4,672,040	30,181

IT Services - 2.0%
CACI International, Inc., Class A(1)	708,250	38,975
Mantech International Corp., Class A	404,568	10,495

		49,470

Semiconductors & Semiconductor Equipment - 5.3%
Intersil Corp., Class A	4,225,500	35,029
Nanometrics, Inc.(1)	1,074,100	15,489
Rudolph Technologies, Inc.(1)	569,851	7,664
Ultratech, Inc.(1)(2)	1,647,237	61,442

Volterra Semiconductor Corp.(1)	893,000	$15,333

		134,957

Software - 4.1%
MicroStrategy, Inc., Class A(1)	323,371	30,196
Progress Software Corp.(1)	1,935,823	40,633
Rosetta Stone, Inc.(1)	596,400	7,360
Websense, Inc.(1)	1,785,637	26,856

		105,045

MATERIALS - 5.9%

Chemicals - 4.6%
HB Fuller Co.	2,001,233	69,683
Minerals Technologies, Inc.	642,900	25,664
Sensient Technologies Corp.	662,115	23,545

		118,892

Metals & Mining - 1.3%
Schnitzer Steel Industries, Inc., Class A	1,076,800	32,660

TELECOMMUNICATION SERVICES - 1.0%

Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	546,514	20,063
Neutral Tandem, Inc.(2)	1,693,500	4,352

		24,415

Total common stocks (Cost $2,250,082)		2,458,473

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $88,941 (Cost $88,941)(4)	$88,941	$88,941

Total investments - 100.0% (Cost $2,339,023)		2,547,414

Other assets less liabilities - 0.0%		(122)

Total net assets - 100.0%(5)		$2,547,292

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON plc (DR)	Ireland	U.S. dollar
Logitech International S.A.	Switzerland	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.500%	8/15/2039	$90,720

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2012

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 3.4%

Diversified Consumer Services - 2.5%
H&R Block, Inc.	1,210,940	$22,487

Multiline Retail - 0.9%
Target Corp.	136,280	8,064

CONSUMER STAPLES - 5.0%

Food & Staples Retailing - 5.0%
Kroger Co.	1,041,065	27,089
TESCO plc(1)(2)	3,251,849	17,863

		44,952

ENERGY - 16.8%

Energy Equipment & Services - 8.6%
Baker Hughes, Inc.	636,180	25,982
National Oilwell Varco, Inc.	402,300	27,497
Noble Corp.	658,515	22,929

		76,408

Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	390,930	30,688
Chevron Corp.	189,845	20,530
Cimarex Energy Co.	378,760	21,866

		73,084

FINANCIALS - 24.6%

Capital Markets - 4.8%
Bank of New York Mellon Corp.	882,845	22,689
Goldman Sachs Group, Inc.	159,225	20,311

		43,000

Insurance - 17.9%
Alleghany Corp.(3)	61,041	20,474
Allstate Corp.	477,495	19,181
Arch Capital Group Ltd.(3)(4)	596,900	26,275
Berkshire Hathaway, Inc., Class B(3)	453,065	40,640
Chubb Corp.	334,480	25,193
Progressive Corp.	1,319,710	27,846

		159,609

Real Estate Investment Trusts (REITs) - 1.9%
Annaly Capital Management, Inc.	1,215,950	17,072

HEALTHCARE - 7.4%

Health Care Equipment & Supplies - 1.9%
Becton Dickinson and Co.	216,540	16,931

Health Care Providers & Services - 5.5%
Cigna Corp.	466,990	24,966
WellPoint, Inc.	387,215	23,589

		48,555

INDUSTRIALS - 2.7%

Construction & Engineering - 2.7%
Jacobs Engineering Group, Inc.(3)	570,675	$24,294

INFORMATION TECHNOLOGY - 23.9%

Communications Equipment - 3.2%
Cisco Systems, Inc.	1,446,130	28,416

Computers & Peripherals - 4.5%
Apple, Inc.	74,475	39,697

Electronic Equipment & Instruments - 2.2%
Avnet, Inc. (3)(4)	632,465	19,360

Internet Software & Services - 2.1%
Google, Inc., Class A(3)	26,240	18,614

IT Services - 2.4%
Western Union Co.	1,602,355	21,808

Semiconductors & Semiconductor Equipment - 3.2%
Texas Instruments, Inc.	913,040	28,250

Software - 6.3%
Microsoft Corp.	1,031,580	27,574
Oracle Corp.	871,160	29,027

		56,601

MATERIALS - 7.5%

Chemicals - 5.2%
EI du Pont de Nemours & Co.	428,795	19,283
Mosaic Co.	476,630	26,992

		46,275

Metals & Mining - 2.3%
Newmont Mining Corp.	434,220	20,165

TELECOMMUNICATION SERVICES - 2.8%

Wireless Telecommunication Services - 2.8%
Vodafone Group plc (DR)(1)	1,004,470	25,302

Total common stocks (Cost $762,889)		838,944

PREFERRED STOCKS - 4.8%

INFORMATION TECHNOLOGY - 4.8%

Semiconductors & Semiconductor Equipment - 4.8%
Samsung Electronics Co., Ltd.(1)(2)(5)	53,494	42,779

Total preferred stocks (Cost $34,756)		42,779

CONVERTIBLE PREFERRED STOCKS - 0.3%

ENERGY - 0.3%
Apache Corp., Series D(5)	57,835	$2,643

6.000% due 8/01/2013
Total Convertible Preferred Stocks (Cost $2,586)		2,643

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.6%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 12/31/12, due 1/2/13, maturity value $5,517 (Cost $5,517)(6)	$5,517	$5,517

Total investments - 99.8% (Cost $805,748)		889,883

Other assets less liabilities - 0.2%		1,859

Total net assets - 100.0%(7)		$891,742

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Samsung Electronics Co., Ltd.	Korea	Korean won
TESCO plc	United Kingdom	British pound
Vodafone Group plc (DR)	United Kingdom	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $60,642 or 6.8% of total net assets.
(3)	Non-income producing security.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (I) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	11/15/2042	$5,628

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - December 31, 2012 (Unaudited)

(A) Organization:

As of December 31, 2012, Artisan Partners Funds, Inc. (“Artisan Funds”) is a series company comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). As of December 31, 2012, Artisan Global Equity Fund was subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK. As reported in Note (J) below, Artisan UK was terminated as subadviser of Global Equity Fund as of January 11, 2013.

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities were valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sale price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Global Equity Fund, Global Opportunities Fund and Global Value Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets, in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund class.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make these markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2012 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$6,763	$18,758		$—	$25,521
Emerging Asia	8,226	397,421		193	405,840
Europe, Middle East & Africa	11,349	141,985		—	153,334
Latin America	51,686	118,633		—	170,319
Preferred Stocks(1)
Latin America	—	16,819		—	16,819
Convertible Debentures(1)
Latin America	91	—		—	91
Repurchase Agreement	—	12,752		—	12,752
Total	$78,115	$706,368	(2)	$193	$784,676
Global Equity
Common Stocks(1)
Americas	$10,096	$—		$—	$10,096
Emerging Markets	—	1,252		—	1,252
Europe	—	8,978		—	8,978
Pacific Basin	—	2,428		—	2,428
Preferred Stocks(1)
Emerging Markets	—	372		—	372
Europe	—	353		—	353
Repurchase Agreement	—	1,121		—	1,121
Total	$10,096	$14,504	(2)	$—	$24,600
Global Opportunities
Common Stocks(1)
Americas	$201,549	$—		$—	$201,549
Emerging Markets	5,724	36,767		—	42,491
Europe	6,540	69,326		—	75,866
Pacific Basin	—	18,688		—	18,688
Repurchase Agreement	—	21,214		—	21,214
Total Investments in Securities	213,813	145,995		—	359,808
Derivatives
Foreign Currency Forward Contracts(3)	—	277		—	277
Total	$213,813	$146,272	(2)	$—	$360,085
Global Value
Common Stocks(1)
Americas	$165,942	$—		$—	$165,942
Europe	8,439	83,495		—	91,934
Pacific Basin	—	9,576		—	9,576
Repurchase Agreement	—	32,270		—	32,270
Total Investments in Securities	174,381	125,341		—	299,722
Derivatives
Foreign Currency Forward Contracts(3)	—	756		—	756
Total	$174,381	$126,097	(2)	$—	$300,478
International
Common Stocks(1)
Americas	$981,886	$—		$—	$981,886
Emerging Markets	412,678	694,738		—	1,107,416
Europe	—	5,808,988		—	5,808,988
Pacific Basin	—	2,282,385		—	2,282,385
Preferred Stocks(1)
Europe	—	167,908		—	167,908
Repurchase Agreement	—	159,893		—	159,893

Total	$1,394,564	$9,113,912	(2)	$—	$10,508,476
International Small Cap
Common Stocks(1)
Americas	$7,464	$—		$—	$7,464
Emerging Markets	—	209,208		—	209,208
Europe	—	402,487		—	402,487
Pacific Basin	—	113,208		—	113,208
Repurchase Agreement	—	35,969		—	35,969
Total	$7,464	$760,872	(2)	$—	$768,336
International Value
Common Stocks(1)
Americas	$1,374,900	$—		$—	$1,374,900
Emerging Markets	59,704	—		—	59,704
Europe	402,876	4,112,143		—	4,515,019
Pacific Basin	—	731,792		—	731,792
Repurchase Agreement	—	769,032		—	769,032
Total Investments in Securities	1,837,480	5,612,967		—	7,450,447
Derivatives
Foreign Currency Forward Contracts(3)	—	48,838		—	48,838
Total	$1,837,480	$5,661,805	(2)	$—	$7,499,285
Mid Cap
Common Stocks(1)	$6,452,349	$—		$—	$6,452,349
Repurchase Agreement	—	231,549		—	231,549
Total	$6,452,349	$231,549		$—	$6,683,898
Mid Cap Value
Common Stocks(1)	$7,788,625	$—		$—	$7,788,625
Repurchase Agreement	—	230,383		—	230,383
Total	$7,788,625	$230,383		$—	$8,019,008
Small Cap
Common Stocks(1)	$813,817	$—		$—	$813,817
Repurchase Agreement	—	42,304		—	42,304
Total	$813,817	$42,304		$—	$856,121
Small Cap Value
Common Stocks(1)	$2,458,473	$—		$—	$2,458,473
Repurchase Agreement	—	88,941		—	88,941
Total	$2,458,473	$88,941		$—	$2,547,414
Value
Common Stocks(1)	$821,081	$17,863		$—	$838,944
Preferred Stocks(1)	—	42,779		—	42,779
Convertible Preferred Stocks(1)	2,643	—		—	2,643
Repurchase Agreement	—	5,517		—	5,517
Total	$823,724	$66,159	(2)	$—	$889,883

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
(3)	Derivative instruments are valued at unrealized appreciation.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2012, the fair market values of certain securities were adjusted due to developments that occurred between the time of the close of the foreign markets on which those securities trade and the close of regular session trading on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers between Level 2 and Level 1 for each Fund as of December 31, 2012 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$3,191	$647,439
Global Equity	—	11,783
Global Opportunities	—	124,782
Global Value	—	91,403
International	—	8,297,386
International Small Cap	—	672,642
International Value	—	4,639,375
Value	—	60,642

As of September 30, 2012, two equity securities held in Emerging Markets Fund were classified as Level 3 due to a halt in trading. As of December 31, 2012, those securities were still held and continued to be classified as Level 3 due to the trading halt. Due to the lack of observable market data for these securities, fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity of 90%. Increasing or decreasing the discounts for illiquidity would decrease or increase the calculated fair market values of the securities, respectively. As of September 30, 2012, one equity security held in International Fund was classified as Level 3 due to a significant event that occurred after local market close. This security then transferred from Level 3 to Level 2 because observable market data became available. As of December 31, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund	International Fund
Balance as of September 30, 2012	$773	$119,725
Transfers into Level 3	—	—
Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2012	(580)	4,198
Purchases	—	5,850
Transfers out of Level 3	—	(129,773)

Balance as of December 31, 2012	$193	$—

(1)	All Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.
(2)	The Level 3 security in International Fund was an equity security with a regional classification of Pacific Basin.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E) Depositary receipts:

Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of December 31, 2012, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Adviser on a periodic basis.

(H) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2012 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$804,992	$101,283	$(121,599)	$(20,316)
Global Equity	21,734	2,964	(98)	2,866
Global Opportunities	308,934	51,953	(1,079)	50,874
Global Value	265,083	35,859	(1,220)	34,639
International	8,403,004	2,166,146	(60,674)	2,105,472
International Small Cap	570,694	210,963	(13,321)	197,642
International Value	6,213,749	1,307,101	(70,403)	1,236,698
Mid Cap	4,571,305	2,148,876	(36,283)	2,112,593
Mid Cap Value	7,005,317	1,259,885	(246,194)	1,013,691
Small Cap	729,582	137,776	(11,237)	126,539
Small Cap Value	2,368,234	406,282	(227,102)	179,180
Value	819,519	95,086	(24,722)	70,364

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(I) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended December 31, 2012 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended December 31, 2012.

		As of 9/30/12					As of 12/31/12
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
Global Value
	Arch Capital Group Ltd.	186,146	$2,320	$292	$(5)	$—	233,581	$10,282
	Total#		$2,320	$292	$(5)	$—		$10,282

International Value
Aderans Co., Ltd.	2,612,467	$1,795	$—	$—	$—	2,744,167	$36,257
Arch Capital Group Ltd.	6,040,912	17,447	—	—	—	6,443,572	283,646
ICON plc (DR)	4,501,487	5,762	18,128	3,212	—	3,968,752	110,173
Panalpina Welttransport Holding AG	1,471,407	6,475	—	—	—	1,538,383	156,400
QinetiQ Group plc	61,299,386	12,099	—	—	—	65,159,502	191,367
Savills plc	10,727,785	2,790	346	54	—	11,100,303	86,205
Total#		$46,368	$18,474	$3,266	$—		$864,048
Mid Cap
athenahealth, Inc.	1,827,315	$33,393	$24,717	$15,589	$—	1,726,715	$126,827
Cepheid, Inc.	3,459,600	7,370	983	(334)	—	3,646,000	123,271
FLIR Systems, Inc.	1,702,200	8,263	488	(141)	119	2,058,200	45,918
Total#		$49,026	$26,188	$15,114	$119		$296,016
Mid Cap Value
Arch Capital Group Ltd.	3,865,186	$—	$1,244	$166	$—	3,833,086	$168,732
Arrow Electronics, Inc.	5,329,061	—	1,897	(230)	—	5,284,761	201,244
Avnet, Inc.	6,754,379	6,586	2,144	(385)	—	6,940,779	212,457
FLIR Systems, Inc.	7,992,622	—	1,722	(370)	560	7,926,222	176,834
Hatteras Financial Corp.	2,592,155	36,519	—	—	2,736	4,000,255	99,246
Ingram Micro, Inc., Class A	10,362,660	—	1,846	(428)	—	10,276,460	173,878
Lexmark International, Inc., Class A	4,391,595	—	1,459	(616)	1,318	4,355,095	100,995
Patterson-UTI Energy, Inc.	7,961,374	—	1,342	(186)	398	7,895,174	147,087
Ryder System, Inc.	1,720,723	—	784	(71)	533	1,706,423	85,202
Total#		$43,105	$12,438	$(2,120)	$5,545		$1,365,675
Small Cap
athenahealth, Inc.	239,900	$5,709	$4,885	$(779)	$—	258,000	$18,950
Cepheid, Inc.	647,200	4,882	331	(96)	—	790,000	26,710
Total#		$10,591	$5,216	$(875)	$—		$45,660
Small Cap Value
Arrow Electronics, Inc.	1,130,647	$—	$1,737	$992	$—	1,054,747	$40,165
Comfort Systems USA, Inc.§	2,214,426	—	5,243	(236)	108	1,769,908	21,522
CRA International, Inc.	709,779	—	1,117	(343)	—	664,309	13,133
Hatteras Financial Corp.	833,500	4,574	1,517	(135)	648	961,100	23,845
Hawaiian Holdings, Inc.	2,896,800	—	1,194	(67)	—	2,701,800	17,751
ICON plc (DR)	1,343,941	—	1,968	391	—	1,253,541	34,798
Lexmark International, Inc., Class A	1,295,687	—	3,051	(1,094)	368	1,208,487	28,025
Matthews International Corp., Class A§	1,419,500	—	3,192	(488)	135	1,327,400	42,610
Neutral Tandem, Inc.	1,988,900	—	4,634	(3,379)	5,819	1,693,500	4,352
Orion Marine Group, Inc.	1,601,100	—	1,360	(642)	—	1,495,700	10,934
PICO Holdings, Inc.	1,138,890	3,044	2,025	(680)	—	1,242,090	25,177
Ryder System, Inc.	1,601,064	—	5,131	(339)	476	1,493,164	74,554
Sykes Enterprises, Inc.	2,723,494	—	5,047	(1,884)	—	2,504,796	38,123
Ultratech, Inc.	1,757,837	210	2,809	841	—	1,647,237	61,442
Websense, Inc.§	1,914,637	—	2,643	(824)	—	1,785,637	26,856
Total#		$7,828	$42,668	$(7,887)	$7,554		$372,299
Value
Arch Capital Group Ltd.	561,300	$1,554	$—	$—	$—	596,900	$26,275

Avnet, Inc.	709,300	5,129	8,334	(620)	—	632,465	19,360
Ingram Micro, Inc.§	1,252,000	884	22,445	(1,739)	—	—	—
Total#		$7,567	$30,779	$(2,359)	$—		$45,635

@	Net of foreign taxes withheld, if any.
#	Total value as of December 31, 2012 is presented for only those issuers that were affiliates as of December 31, 2012.
§	Issuer was no longer an affiliate as of December 31, 2012.

(J) Subsequent Events:

The appointment of Artisan UK as subadviser of Global Equity Fund has been terminated effective January 11, 2013. Artisan Partners will continue the investment management of Global Equity Fund.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 27, 2013

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 27, 2013